PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 45,346
Ending balance	53,005	$ 45,346
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,127
Ending balance	44,148	37,127
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,439
Ending balance	17,119	15,439
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,220)
Ending balance	(8,262)	(7,220)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,652	5,316
Additions/(dispositions), net of assets reclassified as held for sale	(212)	248
Acquisitions through business combinations	281	652
Foreign currency translation	280	(402)
Fair value changes	59	82
Depreciation expenses	(281)	(244)
Ending balance	5,779	5,652
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,783	5,300
Additions/(dispositions), net of assets reclassified as held for sale	(502)	254
Acquisitions through business combinations	281	652
Foreign currency translation	292	(423)
Fair value changes	0	0
Depreciation expenses	0	0
Ending balance	5,854	5,783
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	694	612
Additions/(dispositions), net of assets reclassified as held for sale	44	0
Acquisitions through business combinations	0	0
Foreign currency translation	1	0
Fair value changes	59	82
Depreciation expenses	0	0
Ending balance	798	694
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(825)	(596)
Additions/(dispositions), net of assets reclassified as held for sale	246	(6)
Acquisitions through business combinations	0	0
Foreign currency translation	(13)	21
Fair value changes	0	0
Depreciation expenses	(281)	(244)
Ending balance	(873)	(825)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,596	3,881
Additions/(dispositions), net of assets reclassified as held for sale	(1,178)	28
Acquisitions through business combinations	501	0
Foreign currency translation	180	30
Depreciation expenses	(358)	(343)
Impairment charges	(8)	0
Ending balance	2,733	3,596
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,268	5,309
Additions/(dispositions), net of assets reclassified as held for sale	(1,966)	(101)
Acquisitions through business combinations	501	0
Foreign currency translation	247	60
Depreciation expenses	0	0
Impairment charges	0	0
Ending balance	4,050	5,268
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(243)
Ending balance	(231)	(243)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(243)	(231)
Additions/(dispositions), net of assets reclassified as held for sale	36	4
Acquisitions through business combinations	0	0
Foreign currency translation	(16)	(16)
Depreciation expenses	0	0
Impairment charges	(8)	0
Ending balance	(231)	(243)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,429)	(1,197)
Additions/(dispositions), net of assets reclassified as held for sale	752	125
Acquisitions through business combinations		0
Foreign currency translation	(51)	(14)
Depreciation expenses	(358)	(343)
Impairment charges	0	0
Ending balance	$ (1,086)	$ (1,429)